Options and Warrants	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Options and Warrants [Abstract]
OPTIONS and WARRANTS
8.	OPTIONS and WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company during the year ended January 31, 2024. On March 7, 2023, the Company issued 30,000 warrants to purchase the Company’s common shares to Barandnic Holdings Ltd. for services provided. The warrants are exercisable at a price of $4.00 per share and expire five years from the date of issuance. On October 27, 2023, the Company issued 145,833 warrants to purchase the Company’s common shares to management (87,500 warrants were issued to the Chief Financial Officer) and non-employees of the Company. The warrants are exercisable at a price of $1.93 per share and expire in three years from the date of issuance. These warrants replace previously issued warrants that have now been cancelled. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 152.10-174.45%; and a risk-free rate of 4.31%-4.84%. Non-cash compensation for the year ended January 31, 2024, amounted to $242,840.

On April 19, 2024, in connection with a private placement of the Company’s common stock, the Company issued 4,200,000 warrants. The warrants are exercisable at a price of $6.43 per share and expire five years from the date of issuance.

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2023	1,307,671	$6.43	3.34 years	$-

Granted	175,833	2.28	2.97 years	-

Expired/Cancelled	(200,466)	6.33	-	-

Exercised	-	-	-	-

Outstanding, January 31, 2024	1,283,038	5.88	2.97 years	-

Granted	4,200,000	6.43	5.00 years	-

Expired/Cancelled	-	-	-	-

Exercised	-	-	-	-

Outstanding- April 30, 2024	5,483,038	$6.30	4.25 years	$233,125

Exercisable - April 30, 2024	5,483,038	$6.30	4.25 years	$233,125

The following table summarizes additional information relating to the warrants outstanding as of April 30, 2024:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$4.00	30,000	4.10	$4.00	30,000	$4.00	$-
$6.43	5,282,205	2.68	$6.43	5,282,205	$6.43	$-
$1.93	145,833	2.74	$1.93	145,833	$1.93	$233,125
$7.50	25,000	3.77	$7.50	25,000	$7.50	$-
	5,483,038			5,483,038		$233,125

Options

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

On November 1, 2021, the Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 408,333 shares for issuance and sale upon the exercise of stock options. In accordance with the Plan, on February 1, 2022, the Company reserved an additional 233,333 shares and on February 1, 2023, the Company reserved an additional 233,333 shares. The options vest immediately and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISO’s”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 408,333 shares of common stock reserved for issuance under the Plan.

On March 20, 2024, our Board of Directors adopted an amendment to the Company’s Employee Stock Option Plan (the “Plan”) increasing the number of shares of common stock subject to the Plan (as of March 20, 2024, 875,000 shares) to 1,400,000 shares (the “Amendment”). The Company will submit the Amendment to the Plan to our stockholders for adoption and approval at the 2025 Annual Meeting. If the Amendment is not approved by stockholders within one year of adoption, the increase in shares subject to the Plan will be void, together with any options issued following March 20, 2024, in the period pending approval of the Plan by our stockholders. As of April 30, 2024, 135,165 shares remain available for issuance of options under the Plan.

During the three months ended April 30, 2024, 390,000 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $2.37- $2.61 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $422,955 and was recorded during the three months ended April 30, 2024. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 97.83%; and a risk-free rate of 4.87%.

During the year ended January 31, 2024, 404,500 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $1.93-$3.975 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $499,856 and was recorded during the year ended January 31, 2024. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 121.52-143.54%; and a risk-free rate of 3.00-4.5%.

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2023	470,335	$4.13	2.53 years

Granted	404,500	2.18	2.68 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2024	874,835	3.23	2.31 years

Granted	390,000	2.49	2.80 years	$378,300

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- April 30, 2024	1,264,835	$2.63	2.31 years	$910,285

Exercisable - April 30, 2024	1,264,835	$2.63	2.31 years	$910,285

The following table summarizes additional information relating to the options outstanding as of April 30, 2024:

Range of Exercise Prices	Number Outstanding	Weighted Average Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$1.93	214,500	2.74	$1.93	214,500	$1.93	$328,185
$2.12	140,000	2.74	$2.12	140,000	$2.12	$187,600
$2.37	195,000	2.37	$2.37	195,000	$2.37	$212,550
$2.61	195,000	2.61	$2.61	195,000	$2.61	$165,750
$2.65	20,000	2.63	$2.65	20,000	$2.65	$16,200
$3.59	35,000	3.67	$3.59	35,000	$3.59	$-
$3.75	57,500	1.85	$3.75	57,500	$3.75	$-
$3.98	30,000	2.01	$3.98	30,000	$3.98	$-
$4.09	78,750	1.50	$4.09	78,750	$4.09	$-
$4.12	50,000	1.85	$4.12	50,000	$4.12	$-
$4.16	144,083	0.97	$4.16	144,083	$4.16	$-
$4.50	58,334	1.50	$4.50	58,334	$4.50	$-
$4.58	46,668	0.97	$4.58	46,668	$4.58	$-

9.	OPTIONS and WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company during the year ended January 31, 2024. On March 7, 2023, the Company issued 30,000 warrants to purchase the Company’s common shares to Barandnic Holdings Ltd. for services provided. The warrants are exercisable at a price of $4.00 per share and expire five years from the date of issuance. On October 27, 2023, the Company issued 145,833 warrants to purchase the Company’s common shares to management (87,500 warrants were issued to the Chief Financial Officer) and non-employees of the Company. The warrants are exercisable at a price of $1.93 per share and expire in three years from the date of issuance. These warrants replace previously issued warrants that have now been cancelled. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 152.10-174.45%; and a risk-free rate of 4.31%-4.84%. Non-cash compensation for the year ended January 31, 2024, amounted to $242,840.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2022	1,435,622	$6.91	3.93 years	$-

Granted	25,000	7.50	5.00 years	-

Expired/Cancelled	(97,534)	5.36	-	-

Exercised	(55,417)	5.36	-	-

Outstanding, January 31, 2023	1,307,671	6.43	3.34 years	-

Granted	175,833	2.28	2.97 years	-

Expired/Cancelled	(200,466)	6.33	-	-

Exercised	-	-	-	-

Outstanding - January 31, 2024	1,283,038	$5.88	2.97 years	$99,166

Exercisable - January 31, 2024	1,283,038	$5.88	2.97 years	$99,166

The following table summarizes additional information relating to the warrants outstanding as of January 31, 2024:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value
$4.00	30,000	4.10	$4.00	30,000	$4.00	$-
$6.43	1,082,205	2.68	$6.43	1,082,205	$6.43	$-
$1.93	145,833	2.74	$1.93	145,833	$1.93	$99,166
$7.50	25,000	3.77	$7.50	25,000	$7.50	$-

Options

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company. See Note 7 for the issuance of related party options.

On November 1, 2021, the Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 408,333 shares for issuance and sale upon the exercise of stock options. In accordance with the Plan, on February 1, 2022, the Company reserved an additional 233,333 shares and on February 1, 2023, the Company reserved an additional 233,333 shares. The options vest immediately and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISO’s”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 408,333 shares of common stock reserved for issuance under the Plan. As of January 31, 2024, 166 shares remain available and issuance under the Plan.

During the year ended January 31, 2024, 404,500 options to purchase shares of the Company’s common stock were issued to executive officers and employees at prices of $1.93-$3.975 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $499,856 and was recorded during the year ended January 31, 2024. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rates of 121.52-143.54%; and a risk-free rate of 3.00-4.5%.

During the year ended January 31, 2023, 279,584 options to purchase shares of the Company’s common stock were issued to executive officers and directors of the Company at prices of $3.59 to $4.50 per share. The options vest immediately and expire three years from the date of issuance. The fair value of the options issued for services amounted to $732,130 and was recorded during the year ended January 31, 2023. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 152.10-174.45%; and a risk-free rate of 3%.

The following table summarizes additional information relating to the options outstanding as of January 31, 2024.

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2022	190,751	$4.26	2.97 years

Granted	279,584	3.93	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2023	470,335	4.13	2.53 years

Granted	404,500	2.18	2.68 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- January 31, 2024	874,835	$3.23	2.31 years	$214,460

Exercisable - January 31, 2024	874,835	$3.23	2.31 years	$214,460

The following table summarizes additional information relating to the options outstanding as of January 31, 2024:

Prices	Outstanding	Life(Years)	Shares Outstanding	Exercisable	Shares Exercisable	Value

$1.93	214,500	2.74	$1.93	214,500	$1.93	$145,860
$2.12	140,000	2.74	$2.12	140,000	$2.12	$68,600
$2.65	20,000	2.63	$2.65	20,000	$2.65	$-
$3.59	35,000	3.67	$3.59	35,000	$3.59	$-
$3.75	57,500	1.85	$3.75	57,500	$3.75	$-
$3.98	30,000	2.01	$3.98	30,000	$3.98	$-
$4.09	78,750	1.50	$4.09	78,750	$4.09	$-
$4.12	50,000	1.85	$4.12	50,000	$4.12	$-
$4.16	144,083	0.97	$4.16	144,083	$4.16	$-
$4.50	58,334	1.50	$4.50	58,334	$4.50	$-
$4.58	46,668	0.97	$4.58	46,668	$4.58	$-

	874,835	2.06	$3.23	874,835	$3.23	$214,460